CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                                August 31, 2002

              Commercial Paper (96.0%)
                                           Principal   Amortized
                                            Amount     Cost (a)
                                          ----------- ------------
             Asset-Backed (66.6%):
             Barton Capital Corp.,
              1.74%, 9/06/02 (b)......... $ 3,200,000 $  3,199,227
             Barton Capital Corp.,
              1.75%, 9/20/02 (b).........   2,000,000    1,998,153
             Bavaria Global Corp.,
              1.82%, 9/17/02 (b).........   9,000,000    8,992,720
             Bavaria Global Corp.,
              1.83%, 9/24/02 (b).........   2,000,000    1,997,662
             Bavaria Global Corp.,
              1.85%, 10/25/02 (b)........     502,000      500,607
             Clipper Receivables Corp.,
              1.80%, 9/03/02 (b).........   3,000,000    2,999,700
             Clipper Receivables Corp.,
              1.75%, 9/30/02 (b).........   7,000,000    6,990,076
             Clipper Receivables Corp.,
              1.74%, 10/03/02 (b)........   1,000,000      998,453
             Cooperative Assoc. of
              Tractor, 1.80%, 9/13/02....   7,000,000    6,995,800
             Cooperative Assoc. of
              Tractor, 1.82%, 9/16/02....   1,500,000    1,498,863
             Cooperative Assoc. of
              Tractor, 1.80%, 9/17/02....   1,500,000    1,498,800
             Cooperative Assoc. of
              Tractor, 1.82%, 10/23/02...   1,000,000      997,371
             Dealers Capital,
              1.76%, 9/17/02.............   6,000,000    5,995,307
             Dealers Capital,
              1.78%, 9/18/02.............   2,200,000    2,198,151
             Dealers Capital,
              1.95%, 10/28/02............     400,000      398,765
             Dealers Capital,
              1.73%, 11/22/02............   2,400,000    2,390,543
             Delaware Group Dividend &
              Income Fund Inc.,
              1.80%, 10/08/02 (b)........  10,500,000   10,480,575
             Delaware Group Dividend &
              Income Fund Inc.,
              1.78%, 11/25/02 (b)........     500,000      497,899
             Eagle Funding Capital Corp.,
              1.81%, 9/20/02 (b).........   2,000,000    1,998,089
             Eagle Funding Capital Corp.,
              1.79%, 9/26/02 (b).........   2,300,000    2,297,141

               Commercial Paper, continued
                                           Principal   Amortized
                                            Amount     Cost (a)
                                           ---------- ------------
              Eagle Funding Capital Corp.,
               1.78%, 10/04/02 (b)........ $7,000,000 $  6,988,578
              Eagle Funding Capital Corp.,
               1.86%, 12/10/02 (b)........    377,000      375,052
              Edison Asset Securitization
               LLC, 1.92%, 9/16/02 (b)....  5,000,000    4,996,000
              Edison Asset Securitization
               LLC, 1.94%, 9/17/02 (b)....  4,000,000    3,996,551
              Enterprise Funding Corp.,
               1.76%, 9/25/02 (b).........  5,093,000    5,087,024
              Enterprise Funding Corp.,
               1.80%, 9/30/02 (b).........  1,516,000    1,513,802
              Enterprise Funding Corp.,
               1.73%, 11/18/02 (b)........  1,555,000    1,549,171
              Falcon Asset Securitization
               Corp., 1.75%, 9/26/02 (b)..  3,910,000    3,905,248
              Fountain Square Commercial
               Funding Corp.,
               1.76%, 9/27/02 (b).........    932,000      930,815
              Fountain Square Commercial
               Funding Corp.,
               1.77%, 11/18/02 (b)........  3,997,000    3,981,672
              Kitty Hawk Funding Corp.,
               1.78%, 9/06/02 (b).........  2,500,000    2,499,382
              Kitty Hawk Funding Corp.,
               1.73%, 9/09/02 (b).........  2,000,000    1,999,231
              Kitty Hawk Funding Corp.,
               2.15%, 9/20/02 (b).........  5,000,000    4,994,326
              Market Street Funding,
               1.78%, 9/27/02 (b).........  2,000,000    1,997,429
              Market Street Funding,
               1.74%, 10/03/02 (b)........  6,000,000    5,990,720
              Market Street Funding,
               1.71%, 10/11/02 (b)........  3,200,000    3,193,864
              Old Line Funding Corp.,
               1.78%, 9/23/02 (b).........  5,000,000    4,994,561
              Old Line Funding Corp.,
               1.75%, 10/11/02 (b)........  5,000,000    4,990,278
              Sheffield Receivables Corp.,
               1.75%, 9/03/02 (b).........  3,416,000    3,415,668
              Sheffield Receivables Corp.,
               1.80%, 9/05/02 (b).........  1,000,000      999,800
              Sheffield Receivables Corp.,
               1.75%, 10/23/02 (b)........  5,000,000    4,987,361

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                                August 31, 2002

              Commercial Paper, continued
                                            Principal   Amortized
                                             Amount     Cost (a)
                                            ---------- ------------
             Thunder Bay Funding Inc.,
              1.78%, 10/08/02 (b).......... $9,000,000 $  8,983,535
             Thunder Bay Funding Inc.,
              1.72%, 10/15/02 (b)..........  2,000,000    1,995,796
             Windmill Funding Corp.,
              1.74%, 10/04/02 (b)..........  4,500,000    4,492,823
             World Omni Vehicles Leasing
              Corp., 1.83%, 10/01/02 (b)...  1,000,000      998,475
             World Omni Vehicles Leasing
              Corp., 1.80%, 10/11/02 (b)...    250,000      249,500
                                                       ------------
                                                        155,030,564
                                                       ------------
             Banking (0.7%):
             Svenska Handelsbank Inc.,
              1.96%, 12/03/02..............  1,500,000    1,492,405
             Wells Fargo & Co.,
              1.77%, 9/04/02...............    100,000       99,985
                                                       ------------
                                                          1,592,390
                                                       ------------
             Financial Services (19.4%):
             CIT Group Inc.,
              1.73%, 10/07/02..............  1,500,000    1,497,405
             CIT Group Inc.,
              1.73%, 10/22/02..............  1,000,000      997,549
             CIT Group Inc.,
              1.73%, 10/28/02..............  1,000,000      997,261
             CIT Group Inc.,
              1.73%, 11/06/02..............  3,500,000    3,488,899
             CIT Group Inc.,
              1.73%, 11/07/02..............  3,500,000    3,488,731
             CIT Group Inc.,
              1.81%, 1/08/03...............    500,000      496,757
             Countrywide Home Loans,
              1.78%, 9/25/02...............  3,000,000    2,996,440
             Countrywide Home Loans,
              1.78%, 9/26/02...............  5,000,000    4,993,819
             Countrywide Home Loans,
              1.84%, 9/27/02...............  1,000,000      998,671
             Duff & Phelps Utilities Income
              Inc., 1.87%, 11/13/02 (b)....  2,000,000    1,992,436
             Duff & Phelps Utilities Income
              Inc., 1.78%, 11/20/02 (b)....  3,000,000    2,988,133

              Commercial Paper, continued
                                            Principal   Amortized
                                             Amount     Cost (a)
                                            ---------- ------------
             Duff & Phelps Utilities Income
              Inc., 2.11%, 3/04/03 (b)..... $6,000,000 $  5,935,293
             Goldman Sachs & Co.,
              2.10%, 10/07/02..............  2,500,000    2,494,750
             Household Finance Corp.,
              5.875%, 11/01/02.............  4,000,000    4,010,296
             Merrill Lynch & Co., Inc.,
              1.72%, 9/05/02...............  4,893,000    4,892,065
             Salomon Smith Barney
              Holdings, 1.77%, 9/04/02.....  3,010,000    3,009,556
                                                       ------------
                                                         45,278,061
                                                       ------------
             Oil Refining (0.6%):
             Deer Park Refining LP,
              1.76%, 9/16/02 (b)...........  1,500,000    1,498,900
                                                       ------------
             Personal Credit Institution (4.7%):
             Montauk Funding Corp.,
              1.75%, 9/18/02 (b)...........  7,057,000    7,051,168
             Montauk Funding Corp.,
              1.79%, 10/07/02 (b)..........  3,000,000    2,994,630
             Montauk Funding Corp.,
              1.79%, 10/10/02 (b)..........  1,000,000      998,061
                                                       ------------
                                                         11,043,859
                                                       ------------
             Utilities (4.0%):
             Florida Power & Light Corp.,
              1.82%, 9/24/02...............  7,000,000    6,991,861
             Verizon Global Funding,
              2.00%, 11/15/02 (b)..........  1,000,000      995,833
             Wisconsin Electric Fuel Trust,
              1.83%, 10/08/02..............  1,200,000    1,197,743
                                                       ------------
                                                          9,185,437
                                                       ------------
             TOTAL COMMERCIAL PAPER                     223,629,211
                                                       ------------
              Floating Rate Note (3.7%)
             Insurance (3.7%):
             Racers Series 1999-35-MM--
              Zurich Capital Markets
              Trust Notes, 1.83%,
              12/16/02 (b).................  8,500,000    8,500,000
                                                       ------------
             TOTAL FLOATING RATE
             NOTE                                         8,500,000
                                                       ------------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2002


              Investment Companies (0.5%)
                                                        Amortized
                                             Shares     Cost (a)
                                            --------- ------------
             Dreyfus Cash Management--
              Institutional................ 1,186,114 $  1,186,114
             SEI Daily Income Prime
              Obligation Fund..............    56,788       56,788
                                                      ------------
                                                         1,242,902
             TOTAL INVESTMENT
             COMPANIES                                   1,242,902
                                                      ------------
             TOTAL INVESTMENTS 100.2%                  233,372,113
                                                      ------------
             Liabilities, less Other Assets
              (0.2)%.......................               (505,518)
                                                      ------------
             TOTAL NET ASSETS 100.0%                  $232,866,595
                                                      ============

------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Section 4(2) security which is restricted as to resale to institutional investors. The Portfolio's Adviser has determined these securities to be liquid.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

              Statement of Assets and Liabilities

                                                    August 31, 2002

             Assets:
             Investments, at value (cost
              $233,372,113)..................          $233,372,113
             Interest receivable.............                89,953
             Other assets....................                13,034
                                                       ------------
               Total Assets..................           233,475,100

             Liabilities:
             Payable for capital shares
              redeemed....................... $296,483
             Payable to affiliates...........   97,838
             Payable for shareholder
              servicing fees.................  130,746
             Other liabilities...............   83,438
                                              --------
               Total Liabilities.............               608,505
                                                       ------------
             Net Assets......................          $232,866,595
                                                       ============
               Shares of beneficial interest
                outstanding (unlimited
                number of shares
                authorized, $0.001 par
                value).......................           232,866,595
                                                       ============
               Net asset value, redemption
                price and offering price per
                share........................                 $1.00
                                                       ============

            Statement of Operations

                                   Period Ended August 31, 2002/(a)/
           Investment Income:
           Interest income...................                                         $ 4,878,088
                                                                                      -----------
           Expenses:
           Shareholder servicing fees........ $1,748,465
           Investment advisory fees..........    932,511
           Fund administration and
            accounting fees..................    466,256
           Custody fees......................     67,664
           Federal and state registration
            fees.............................     57,121
           Reports to shareholders...........     31,808
           Transfer agent fees and
            expenses.........................     29,816
           Audit fees........................      9,769
           Trustees' fees and related
            expenses.........................      9,472
           Legal fees........................      5,448
           Pricing fees......................      3,704
           Other expenses....................     22,223
                                              ----------
             Total expenses before voluntary
              and contractual waivers........                                           3,384,257
             Expenses waived.................                                          (1,117,806)
                                                                                      -----------
             Net Expenses....................                                           2,266,451
                                                                                      -----------
             Net Investment Income...........                                           2,611,637
                                                                                      -----------
           Realized Gain from Investments:
             Net realized gain from
              investment transactions........                                              60,443
                                                                                      -----------
             Change in net assets resulting
              from operations................                                         $ 2,672,080
                                                                                      ===========

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


 Statement of Changes in Net Assets
                                                                   Period Ended
                                                                    August 31,
                                                                    2002/(a)/
                                                                  -------------
Operations:
 Net investment income........................................... $   2,611,637
 Net realized gain from investment transactions..................        60,443
                                                                  -------------
Net increase in net assets from operations.......................     2,672,080
                                                                  -------------
Distributions to Shareholders:
 From net investment income......................................    (2,611,637)
 From net realized gain on investments...........................       (60,443)
                                                                  -------------
Net decrease in net assets from distributions to shareholders....    (2,672,080)
                                                                  -------------
Capital Share Transactions:
 Shares sold.....................................................   400,029,630
 Shares issued to holders in reinvestment of distributions.......     2,672,080
 Shares redeemed.................................................  (169,935,115)
                                                                  -------------
Net increase in net assets from capital share transactions.......   232,766,595
                                                                  -------------
Total increase in net assets.....................................   232,766,595

Net Assets:
 Beginning of period.............................................       100,000
                                                                  -------------
 End of period................................................... $ 232,866,595
                                                                  =============

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


     Financial Highlights
                                                           Period Ended
                                                            August 31,
                                                            2002/(a)/
                                                         ------------
    Net Asset Value, Beginning of Period................   $   1.00
    Investment Activities:
      Net investment income.............................       0.01
      Net realized gain on investments..................         --/(b)/
                                                           --------
      Total from Investment Activities..................       0.01
                                                           --------
    Distributions:
      Net investment income.............................      (0.01)
      Net realized gain on investments..................         --/(b)/
                                                           --------
      Total Distributions...............................      (0.01)
                                                           --------
    Net Asset Value, End of Period......................   $   1.00
                                                           ========
    Total Return........................................       1.09%/(c)/

    Ratios/Supplementary Data:
    Net Assets at end of period (000)...................   $232,867
    Ratio of expenses to average net assets.............       0.97%/(d)(e)/
    Ratio of net investment income to average net assets       1.12%/(d)(e)/

------
/(a)/ Portfolio commenced operations on September 20, 2001.
/(b)/ Less than one cent per share.
/(c)/ Not annualized.
/(d)/ Annualized.
/(e)/ Net of fees voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.45% and the ratio of net investment income to average net assets would have been 0.64% for the period ended August 31, 2002.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                                August 31, 2002


(1) Organization

   Zodiac Trust (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the "Portfolio"). The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio became effective on September 19, 2001 and commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the "Adviser").

(2) Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States. ("GAAP").

  (a) Investment Valuation

   The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Section 4(2) paper

   Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
   Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's Adviser has determined that a liquid trading market exists for such securities. At August 31, 2002, Section 4(2) paper amounted to $166,011,418 or 71.3%, of the Portfolio's net assets. The Portfolio's Adviser has determined these securities to be liquid.

  (c) Federal Income Taxes

   The Portfolio intends to comply with the requirement of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                August 31, 2002


  (d) Distributions to Shareholders

   The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains are distributed at least annually. All short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. The Portfolio distributed $2,672,080 of ordinary income during the period ended August 31, 2002.

  (e) Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (f) Other

   Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

(3) Related Party Transactions

   The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio's average daily net assets.

   A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Portfolio.

   Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended August 31, 2002:

                                           Investment
                                            Advisory  Administration
                                              Fees         Fees
                                           ---------- --------------
                                           Voluntary   Contractual
                                              Fee          Fee
                                           Reductions   Reductions
                                           ---------- --------------
            Conning Money Market Portfolio  $652,758     $255,226

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                August 31, 2002


(4) Shareholder Servicing Fees

   Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $209,822 for the period ended August 31, 2002.

(5) Capital Share Transactions

   Transactions in shares of the Conning Money Market Portfolio were as follows:

                                                              Period Ended
                                                           August 31, 2002/(a)/
                                                           -------------------
 Shares sold..............................................     400,029,630
 Shares issued to holders in reinvestment of distributions       2,672,079
 Shares redeemed..........................................    (169,935,114)
                                                              ------------
 Net Increase.............................................     232,766,595
                                                              ============

------
/(a)  /Portfolio commenced operations on September 20, 2001.

                         INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Conning Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Conning Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the period from inception, September 20, 2001 to August 31, 2002, the statement of changes in net assets for the period then ended, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conning Money Market Portfolio as of August 31, 2002, and the results of its operations for the period from inception, September 20, 2001 to August 31, 2002, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
October 7, 2002

CONNING MONEY MARKET PORTFOLIO

                            Additional Information
                                  (Unaudited)

Information about Trustees

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees. Information pertaining to the Trustees of the Portfolio is set forth below. The SAI includes additional information about the Portfolio's Trustees and is available, without charge, upon request by calling 1-800-452-2724.

Interested Trustee

                                          Term of                            Number of
                       Position(s)        Office and  Principal Occupation   Portfolios Other
Name,                  Held with          Length of   During Past            Overseen   Directorships
Address and Age        the Trust          Time Served Five Years             by Trustee Held by Trustee
---------------        ------------------ ----------- ---------------------- ---------- ---------------
Joseph C. Neuberger    Trustee, President Indefinite  Senior Vice President,     1       MUTUALS.com
615 E. Michigan Street and Chairperson    term; Since U.S. Bancorp Fund                  Board of
Milwaukee, WI 53202                       2001        Services, LLC                      Trustees
Age: 40                                               (1994-present)                     Trustee,
                                                                                         President,
                                                                                         Treasurer and
                                                                                         Chairperson

Non-Interested Trustees

                               Term of                            Number of
                     Position  Office and  Principal Occupation   Portfolios Other
Name,                Held with Length of   During Past            Overseen   Directorships
Address and Age      the Trust Time Served Five Years             by Trustee Held by Trustee
---------------      --------- ----------- ---------------------- ---------- ---------------
Dr. Michael D. Akers  Trustee  Indefinite  Associate Professor of     1        MUTUALS.com
Straz Hall, 481                term; Since Accounting, Marquette               Board of
606 N. 13th Street             2001        University (1996-                   Trustees
Milwaukee, WI 53201                        present)                            Trustee
Age: 47
Gary A. Drska         Trustee  Indefinite  Captain, Midwest           1        MUTUALS.com
6744 S. Howell Ave.            term; Since Express (Airline                    Board of
Oak Creek, WI 53154            2001        Company) (2000-                     Trustees
Age: 45                                    present); Director-                 Trustee
                                           Flight Standards and
                                           Training (July 1990-
                                           December 1999)

INVESTMENT ADVISER
Conning Asset Management Company
City Place II
185 Asylum Street
Hartford, Connecticut 06103-4105

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

AUDITORS
Deloitte & Touche LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND
ACCOUNTANT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                        CONNING MONEY MARKET PORTFOLIO

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                                        Asset Management


                                 ANNUAL REPORT

                                August 31, 2002